NEWBUILDINGS	12 Months Ended
Dec. 31, 2013
NEWBUILDINGS [Abstract]
NEWBUILDINGS
NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs which the Company has paid in purchase installments and other capital expenditures, together with capitalized loan interest. Interest capitalized in the cost of newbuildings amounted to $257,000 in 2013 (2012: $332,000; 2011: $438,000).

At December 31, 2013, there were seven (2012: five) newbuilding contracts with accumulated costs of $126.0 million (2012: $69.2 million). During 2013, one drybulk carrier was delivered, contracts for the acquisition of four newbuilding 8,700 twenty-foot equivalent unit ("TEU") container vessels were agreed, and the contract for the acquisition of one newbuilding 4,800 TEU container vessel was cancelled.